Income Taxes - Reconciliation of Panama Statutory Federal Tax Rate to Consolidated Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Panama federal statutory rate	25.00%	25.00%	25.00%
Non-Panama operations	(14.00%)	29.00%	9.00%
Valuation allowance for deferred tax assets	24.00%	10.00%	(105.00%)
Audit settlements and reserves	14.00%	9.00%	17.00%
Other (primarily tax on unremitted earnings)	2.00%	7.00%
Effective tax rate attributable to continuing operations	51.00%	80.00%	(54.00%)